As filed with the Securities and Exchange Commission on November 19, 2007

1933 Act Registration No. 333-145446

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

PHOENIX SERIES FUND

(Phoenix Mid-Cap Growth Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Phoenix Series Fund, filed with the Securities and Exchange Commission on August 14, 2007 (Accession No. 0001193125-07-182794; File No. 333-145446), as amended, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PHOENIX SERIES FUND

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 92 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on November 30, 2000 (“Post-Effective Amendment No. 92”).

1(b).	Amendment to Agreement and Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 103 (File No. 002-14069) on February 26, 2007, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant adopted November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 101 (File No. 002-14069) on September 22, 2006 (“Post-Effective Amendment No. 101”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant adopted November 16, 2005, incorporated herein by reference to Post-Effective Amendment No. 101.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. (“PIC”) and the Registrant, dated as of November 20, 2002. Incorporated by reference to Post-Effective Amendment No. 96 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 96”).

6(b).	First Amendment to Amended and Restated Investment Advisory Agreement between PIC and the Registrant, dated as of January 3, 2005. Incorporated by reference to Post-Effective Amendment No. 100 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 13, 2006 (“Post-Effective Amendment No. 100”).

6(c).	Subadvisory Agreement between PIC and Harris Investment Management, Inc. (“Harris”) dated June 28, 2006, on behalf of Phoenix Capital Growth Fund and Phoenix Mid-Cap Growth Fund. Incorporated by reference to Post-Effective Amendment No. 101.

6(d).	Subadvisory Agreement between PIC and Goodwin Capital Advisers, Inc. (“Goodwin”) dated March 1, 2007, on behalf of Phoenix Balanced Fund. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed with the SEC on August 14, 2007 (“N-14 Registration Statement”).

7(a).	Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation (“PEPCO”), dated as of November 19, 1997. Incorporated by reference to Post-Effective Amendment No. 85 (File No. 002-14069) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 1997 (“Post-Effective Amendment No. 85”).

7(b).	Form of Sales Agreement between PEPCO and dealers (June 2006). Incorporated by reference to Post-Effective Amendment No. 101.

8.	None.

9(a).	Master Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997. Incorporated by reference to Post-Effective Amendment No. 85.

9(b).	Amendment dated February 10, 2000 to Master Custodian Contract between Registrant and State Street. Incorporated by reference to Post-Effective Amendment No. 96.

9(c).	Amendment dated July 2, 2001 to Master Custodian Contract between Registrant and State Street. Incorporated by reference to Post-Effective Amendment No. 96.

9(d).	Amendment dated May 10, 2002 to Master Custodian Contract between Registrant and State Street. Incorporated by reference to Post-Effective Amendment No. 96.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007. Incorporated by reference to N-14 Registration Statement.

10(b).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007. Incorporated by reference to N-14 Registration Statement.

10(c).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007. Incorporated by reference to N-14 Registration Statement.

10(d).	2006 Amended and Restated Rule 18f-3 Multi-Class Plan, adopted August 23, 2006. Incorporated by reference to Post-Effective Amendment No. 101.

11.	Opinion and consent of Kevin J. Carr, Esq. Incorporated by reference to N-14 Registration Statement.

12.	Tax opinion and consent of McDermott Will & Emery LLP. Filed herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 102 (File No. 002-14069) on November 21, 2006 (“Post-Effective Amendment No. 102”) and incorporated herein by reference.

13(b).	Sub-Transfer Agent Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005. Incorporated by reference to Post-Effective Amendment No. 100.

13(c).	Administration Agreement between Registrant and PEPCO effective July 1, 2006. Incorporated by reference to Post-Effective Amendment No. 102.

13(d).	Securities Lending Authorization Agreement between Registrant and State Street, dated August 1, 2005, on behalf of the Funds. Incorporated by reference to Post-Effective Amendment No. 100.

13(e).	First Amendment to Securities Lending Authorization Agreement between Registrant and State Street, dated February 3, 2006, on behalf of certain Funds. Incorporated by reference to Post-Effective Amendment No. 101.

13(f).	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street, dated March 1, 2007. Incorporated by reference to N-14 Registration Statement.

14.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Mid-Cap Growth Fund of the Registrant and Phoenix Earnings Driven Growth Fund of Phoenix Opportunities Trust. Incorporated by reference to N-14 Registration Statement.

15.	Not applicable.

16.

Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries,

Dr. Leroy Keith, Jr., Marilyn E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and George R. Aylward. Incorporated by reference to N-14 Registration Statement.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 19th day of November, 2007.

PHOENIX SERIES FUND

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 19th day of November, 2007.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ E. Virgil Conway E. Virgil Conway*	Trustee

/s/ Harry Dalzell-Payne Harry Dalzell-Payne*	Trustee

/s/ Francis E. Jeffries Francis E. Jeffries*	Trustee

/s/ Dr. Leroy Keith, Jr. Dr. Leroy Keith, Jr.*	Trustee

/s/ Marilyn E. LaMarche Marilyn E. LaMarche*	Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*	Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*	Trustee

/s/ James M. Oates James M. Oates*	Trustee

/s/ Richard E. Segerson Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item
12	Tax opinion and consent of McDermott Will & Emery LLP